Document and Entity Information (USD $)	12 Months Ended
	Oct. 31, 2012	Jan. 24, 2013	Apr. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	BioNeutral Group, Inc
Entity Central Index Key	0001427030
Document Type	S-1
Document Period End Date	Oct. 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--10-31
Entity Well-Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		126,732,632
Entity Public Float			$ 9,232,456